Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts Receivable, Net [Abstract]
Balance as of January 1	$ 3,318	20,584	22,198	8,404
Additional provision charged to bad debt expenses	1,487	9,229	2,590	25,902
Write-off of bad debt provision	(246)	(1,526)	(4,204)	(12,108)
Disposition of certain investment in a subsidiary	(728)	(4,520)	0	0
Balance as of December 31	$ 3,831	23,767	20,584	22,198